[LOGO]                                               MONY LIFE INSURANCE COMPANY
                                                     1290 Avenue of the Americas
                                                     New York NY 10104

                                                     Dodie Kent
                                                     Vice President and
                                                     Associate General Counsel
                                                     212-314-3970
                                                     Fax: 212-314-3959


September 8, 2008

Via EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

     Re:   Keynote Series Account (the "Registrant")
           (Registration Nos. 033-33318 and 811-05457; IVA Subaccount)

Commissioners:

MONY Life Insurance Company ("MONY"), on behalf of the Registrant, has sent to contract owners the semi-annual report for the period ended June 30, 2008 for the following mutual fund in which the Registrant invests:

o   EQ ADVISORS TRUST - UNDERLYING FUND:
    -  EQ/Boston Advisors Equity Income Portfolio

MONY understands that the Fund has filed or will file its report with the Commission under separate cover.

Please direct any question or comment to the undersigned.

Very truly yours,

/S/ Dodie Kent
-----------------
Dodie Kent